Other Assets	12 Months Ended
Dec. 31, 2017
Other Assets Abstract
Other Assets

19.   Other assets

The detail of Other assets is as follows:

	Millions of euros
	2017	2016	2015
Transactions in transit	206	431	323
Net pension plan assets (Note 25)	604	521	787
Prepayments and accrued income	2,326	2,232	1,976
Other	4,427	3,878	3,277
	7,563	7,062	6,363